PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Each a series of Advisors Series Trust
January 15, 2013

Supplement to the Statement of Additional Information (“SAI”) dated March 29, 2012

Effective immediately, the section titled “Exclusion from Definition of Commodity Pool Operator – Both Funds” on page B-10 of the SAI is hereby deleted and replaced with the following:

Exclusion from Definition of Commodity Pool Operator – Both Funds
Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to each Fund.  The Funds and the Adviser are therefore not subject to registration or regulation as a pool operator under the CEA.  Effective December 31, 2012, in order to claim the Rule 4.5 exemption, each Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).  As a result, in the future each Fund will be more limited in its ability to use these instruments than in the past and these limitations may have a negative impact on the ability of the Adviser to manage the Funds, and on the Funds’ performance.

*   *   *   *   *

Please retain this Supplement with your
SAI for future reference.

PIA Short-Term Securities Fund
Advisor Class

PIA Moderate Duration Bond Fund
Advisor Class

Each a series of Advisors Series Trust
January 15, 2013

Supplement to the Statement of Additional Information (“SAI”) dated March 29, 2012

Effective immediately, the section titled “Exclusion from Definition of Commodity Pool Operator – Both Funds” on page B-10 of the SAI is hereby deleted and replaced with the following:

Exclusion from Definition of Commodity Pool Operator – Both Funds
Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to each Fund.  The Funds and the Adviser are therefore not subject to registration or regulation as a pool operator under the CEA.  Effective December 31, 2012, in order to claim the Rule 4.5 exemption, each Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).  As a result, in the future each Fund will be more limited in its ability to use these instruments than in the past and these limitations may have a negative impact on the ability of the Adviser to manage the Funds, and on the Funds’ performance.

*   *   *   *   *

Please retain this Supplement with your
SAI for future reference.

PIA High Yield Fund

Investor Class Shares
Advisor Class Shares

A series of Advisors Series Trust
January 15, 2013

Supplement to the Statement of Additional Information (“SAI”) dated March 29, 2012

Effective immediately, the section titled “Exclusion from Definition of Commodity Pool Operator” on page B-11 of the SAI is hereby deleted and replaced with the following:

Exclusion from Definition of Commodity Pool Operator
Pursuant to amendments by the Commodity Futures Trading Commission to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the High Yield Fund.  The Fund and the Adviser are therefore not subject to registration or regulation as a pool operator under the CEA.  Effective December 31, 2012, in order to claim the Rule 4.5 exemption, the Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).  As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

*   *   *   *   *

Please retain this Supplement with your
SAI for future reference.